Financial Instruments and Risk Management (Tables)	6 Months Ended
Apr. 30, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of April 30, 2025, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance April 30, 2025
Short-term investment- common shares	$67,167	$–	$–	$67,167
Short-term investment- Polyrizon Warrants			110,473	110,473
Derivative warrant liabilities	–	–	2,318,263	2,318,263

Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of October 31, 2024, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2024
Short-term investment- common shares	$110,400	$–	$–	$110,400
Short-term investment- Polyrizon Warrants	–	–	178,988	178,988
Derivative warrant liabilities	–	–	3,519,702	3,519,702

Schedule of Foreign Currency Exchange Risk on Net Working Capital	A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of April 30, 2025.
Cash and cash equivalents	$271,939
Other receivables	33,499
Accounts payable and accrued liabilities	(154,420)
Due to related parties	(39,251)
Total foreign currency financial assets and liabilities	$111,767

Impact of a 10% strengthening or weakening of foreign exchange rate	$11,177

Schedule of Contractual Maturities of Financial Liabilities

The following amounts are the contractual maturities of financial liabilities as of April 30, 2025 and October 31, 2024:

April 30, 2025	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$475,490	$475,490	$–
Due to related parties	49,251	49,251	–
Lease liability	35,982	35,982	–
	$560,723	$560,723	$–

October 31, 2024	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$526,056	$526,056	$–
Due to related parties	48,962	48,962	–
Lease liability	53,142	36,726	16,416
	$628,160	$611,744	$16,416